Warrants - Additional Information (Details) - $ / shares	11 Months Ended
	Dec. 31, 2021	Aug. 27, 2021
Subsidiary Sale Of Stock [Line Items]
Number of common stock entitled to purchase	1
Exercise price of warrants	$ 11.50
Private Placement Warrants
Subsidiary Sale Of Stock [Line Items]
Warrant outstanding	114,000	114,000
Public Warrants
Subsidiary Sale Of Stock [Line Items]
Warrant outstanding	8,500,000	8,500,000
Warrant expiration term		5 years
Redemption price	$ 0.01
Minimum period for written notice of redemption	30 days
Redemption closing price	$ 18.00
Consecutive trading days	20 days
Consecutive trading days after commencement	30 days
Warrant description	Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described below with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; • if, and only if, the closing price of the Company’s Common Stock equals or exceeds $18.00 per share (as adjusted for share splits, stock capitalizations, reorganizations, recapitalizations and the like), for any 20 trading days within a 30-trading day period ending three trading days before the Company sends notice of redemption to warrant holders.